Unaudited Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018
Statement of Cash Flows [Abstract]
Net income		$ 581,291	$ 520,066
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization		844,942	840,447
Asset impairment		22,850	16,086
Amortization of debt issuance costs, debt discount, debt premium and lease premium		42,783	41,845
Amortization of fair value adjustments on debt		(45,961)	(80,221)
Accretion of fair value adjustments on deposits and maintenance liabilities		7,449	9,933
Maintenance rights write-off (a)	[1]	144,267	160,233
Maintenance liability release to income		(89,985)	(113,184)
Net gain on sale of assets		(99,698)	(140,525)
Deferred income taxes		88,055	77,074
Collections of finance and sales-type leases		45,448
Other		84,783	48,319
Changes in operating assets and liabilities:
Trade receivables		(21,075)	(29,266)
Other assets		(47,755)	24,142
Accounts payable, accrued expenses and other liabilities		(37,150)	(29,731)
Net cash provided by operating activities		1,520,244	1,345,218
Purchase of flight equipment		(1,483,186)	(1,594,556)
Proceeds from sale or disposal of assets		733,157	1,195,770
Prepayments on flight equipment		(579,217)	(868,265)
Collections of finance and sales-type leases		0	46,211
Other		(11)	(20,935)
Net cash used in investing activities		(1,329,257)	(1,241,775)
Issuance of debt		4,157,089	2,443,006
Repayment of debt		(4,618,972)	(2,242,343)
Debt issuance costs paid, net of debt premium received		(8,422)	(40,457)
Maintenance payments received		358,694	362,801
Maintenance payments returned		(206,456)	(276,144)
Security deposits received		147,200	85,808
Security deposits returned		(141,364)	(92,999)
Dividend paid to non-controlling interest holders		(3,045)	(2,700)
Repurchase of shares and tax withholdings on share-based compensation		(320,058)	(508,680)
Net cash used in financing activities		(635,334)	(271,708)
Net decrease in cash, cash equivalents and restricted cash		(444,347)	(168,265)
Effect of exchange rate changes		(403)	2,613
Cash, cash equivalents and restricted cash at beginning of period		1,415,035	2,024,125
Cash, cash equivalents and restricted cash at end of period		970,285	1,858,473
Supplemental cash flow information:
Interest paid, net of amounts capitalized		652,049	601,421
Income taxes (refunded) paid, net		$ (1,079)	$ 817

[1]	Maintenance rights write-off consisted of the following:

EOL and MR contract maintenance rights expense	$37,521	$89,427
MR contract maintenance rights write-off due to maintenance liability release	9,403	11,971
EOL contract maintenance rights write-off due to cash receipt	97,343	58,835
Maintenance rights write-off	$144,267	$160,233